(LOSSES)/GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	$ (6,055)	$ 15,366
Foreign exchange gain/(loss) on operations	95	(44)
Financing arrangement fees and other costs, net	(554)	(813)
Other	(454)	(595)
Other financial items, net	(913)	(1,452)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
(Losses)/gains on derivative instruments	(8,821)	9,119
Net interest income on undesignated interest rate swaps	$ 2,766	$ 6,247